Fair Value Measurements (Key inputs used in available-for-sale investments valuation) (Details) - Available-for-sale investments [Member] - Level 3 [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discounted rate	25.50%	28.00%
Lack of marketability discount ("DLOM")	26.00%	35.00%
Volatility	50.30%	57.70%